Other expenses (income) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of other operating income (expense) [Abstract]
Care and maintenance	$ 0	$ 13	$ 45
Government fiscal claims	8	2	7
Legacy TSF obligations	(7)	2	9
Pension and medical defined benefit provisions	3	3	7
Royalty received	(1)	(2)	(2)
Retrenchment and related costs	0	1	18
Legal fees and project costs	1	0	10
Other indirect taxes	9	7	18
Premium on settlement of bonds	0	0	24
Other operating income (expense)	$ 13	$ 26	$ 136